Going Concern (Details Narrative) - USD ($)	12 Months Ended
	Feb. 28, 2026	Feb. 28, 2025
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Accumulated Deficit	$ 41,166,157	$ 34,187,384
Net Loss	$ 7,022,336	$ 5,109,342